Expense Example, No Redemption - First Trust NASDAQ-100 Ex-Technology Sector Index Fund - First Trust NASDAQ-100 Ex-Technology Sector Index Fund	1 Year	3 Years	5 Years	10 Years
USD ($)	61	197	344	772